Schedule of summarized information on the main jointly controlled subsidiaries (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
ASSETS	R$ 49,537,535,000	R$ 46,784,664,000
Current assets	11,189,872,000	11,407,431,000
Cash and cash equivalents	3,472,845,000	3,222,768
Noncurrent assets	38,347,663,000	35,377,233,000
Current liabilities	7,979,993,000	9,654,392,000
Noncurrent liabilities	19,382,307,000	16,879,754,000
Equity	22,175,235,000	20,250,518,000	R$ 17,598,212,000	R$ 16,336,214,000
Net operating income		18,633,249,000
Operating costs and expenses	(19,119,637,000)	(13,347,822,000)	(11,464,148,000)
Equity in income of subsidiaries	366,314,000	193,547,000	106,757,000
Income tax and social contribution	(1,259,632,000)	(1,285,365,000)	(675,661,000)
Net income	5,048,602,000	3,909,750,000	2,062,869,000
TOTAL COMPREHENSIVE INCOME	5,201,347,000	3,730,595,000	1,939,685,000
Voltalia [Member]
IfrsStatementLineItems [Line Items]
ASSETS	224,632,000	222,038,000
Current assets	3,711,000	3,623,000
Cash and cash equivalents	3,667,000	3,579,000
Other current assets	44,000	44,000
Noncurrent assets	220,921,000	218,415,000
LIABILITIES	224,632,000	222,038,000
Current liabilities	2,206,000	2,199,000
Financial liabilities
Other current liabilities	2,206,000	2,199,000
Noncurrent liabilities
Financial liabilities
Other noncurrent liabilities
Equity	222,426,000	219,839,000
Operating costs and expenses	(64,000)	(66,000)	(111,000)
Financial results	162,000	32,000	146,000
Equity in income of subsidiaries	2,506,000	(4,893,000)	(7,080,000)
Income tax and social contribution	(17,000)		(5,000)
Net income	2,587,000	(4,927,000)	(7,050,000)
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 2,587,000	R$ (4,927,000)	(7,050,000)
Investment interest - %	4900.00%	49.00%
Investment book value	R$ 108,990,000	R$ 107,721,000
Caiua [Member]
IfrsStatementLineItems [Line Items]
ASSETS	284,870,000	267,425,000
Current assets	30,304,000	31,048,000
Cash and cash equivalents	6,117,000	6,871,000
Other current assets	24,187,000	24,177,000
Noncurrent assets	254,566,000	236,377,000
LIABILITIES	284,870,000	267,425,000
Current liabilities	14,562,000	18,995,000
Financial liabilities	7,386,000	7,392,000
Other current liabilities	7,176,000	11,603,000
Noncurrent liabilities	51,986,000	53,816,000
Financial liabilities	35,606,000	42,864,000
Other noncurrent liabilities	16,380,000	10,952,000
Equity	218,322,000	194,614,000
Net operating income	43,128,000	17,927,000	25,180,000
Operating costs and expenses	(5,609,000)	(34,584,000)	(5,481,000)
Financial results	(2,348,000)	(3,389,000)	(4,557,000)
Equity in income of subsidiaries
Income tax and social contribution	(7,078,000)	1,752,000	(5,348,000)
Net income	28,093,000	(18,294,000)	9,794,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 28,093,000	R$ (18,294,000)	9,794,000
Investment interest - %	49.00%	49.00%
Investment book value	R$ 106,977,000	R$ 95,362,000
Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
ASSETS	515,495,000	475,734,000
Current assets	65,219,000	59,709,000
Cash and cash equivalents	16,501,000	12,696,000
Other current assets	48,718,000	47,013,000
Noncurrent assets	450,276,000	416,025,000
LIABILITIES	515,495,000	475,734,000
Current liabilities	53,132,000	51,926,000
Financial liabilities	13,169,000	13,180,000
Other current liabilities	39,963,000	38,746,000
Noncurrent liabilities	122,438,000	120,579,000
Financial liabilities	52,653,000	65,624,000
Other noncurrent liabilities	69,785,000	54,955,000
Equity	339,925,000	303,229,000
Net operating income	71,868,000	31,418,000	44,264,000
Operating costs and expenses	(10,508,000)	11,706,000	(5,672,000)
Financial results	(3,954,000)	(5,229,000)	(6,594,000)
Equity in income of subsidiaries
Income tax and social contribution	(16,072,000)	(9,991,000)	(8,904,000)
Net income	41,334,000	27,904,000	23,094,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 41,334,000	R$ 27,904,000	23,094,000
Investment interest - %	49.00%	49.00%
Investment book value	R$ 166,563,000	R$ 148,581,000
Matrincha [Member]
IfrsStatementLineItems [Line Items]
ASSETS	2,610,094,000	2,357,028,000
Current assets	367,428,000	261,168,000
Cash and cash equivalents	96,346,000	46,198,000
Other current assets	271,082,000	214,970,000
Noncurrent assets	2,242,666,000	2,095,860,000
LIABILITIES	2,610,094,000	2,357,028,000
Current liabilities	126,211,000	192,512,000
Financial liabilities	91,811,000	80,141,000
Other current liabilities	34,400,000	112,371,000
Noncurrent liabilities	827,205,000	665,528,000
Financial liabilities	685,525,000	612,413,000
Other noncurrent liabilities	141,680,000	53,115,000
Equity	1,656,678,000	1,498,988,000
Net operating income	396,622,000	328,171,000	250,188,000
Operating costs and expenses	(24,341,000)	(160,795,000)	(70,886,000)
Financial results	(83,280,000)	(71,164,000)	(59,794,000)
Equity in income of subsidiaries
Income tax and social contribution	(91,830,000)	(30,178,000)	(33,103,000)
Net income	197,171,000	66,034,000	86,405,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 197,171,000	R$ 66,034,000	86,405,000
Investment interest - %	49.00%	4900.00%
Investment book value	R$ 811,771,000	R$ 734,503,000
Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,413,231,000	1,269,378,000
Current assets	194,283,000	165,063,000
Cash and cash equivalents	70,543,000	25,565,000
Other current assets	123,740,000	139,498,000
Noncurrent assets	1,218,948,000	1,104,315,000
LIABILITIES	1,413,231,000	1,269,378,000
Current liabilities	101,042,000	86,163,000
Financial liabilities	34,529,000	28,741,000
Other current liabilities	66,513,000	57,422,000
Noncurrent liabilities	480,320,000	446,133,000
Financial liabilities	428,314,000	446,801,000
Other noncurrent liabilities	52,006,000	(668,000)
Equity	831,869,000	737,082,000
Net operating income	229,117,000	109,978,000	111,912,000
Operating costs and expenses	(7,185,000)	(8,317,000)	(29,067,000)
Financial results	(44,131,000)	(38,883,000)	(42,548,000)
Equity in income of subsidiaries
Income tax and social contribution	(60,617,000)	(22,084,000)	(2,926,000)
Net income	117,184,000	40,694,000	37,371,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 117,184,000	R$ 40,694,000	37,371,000
Investment interest - %	49.00%	49.00%
Investment book value	R$ 407,615,000	R$ 361,170,000
Paranaiba [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,829,340,000	1,687,613,000
Current assets	193,190,000	179,229,000
Cash and cash equivalents	32,665,000	20,820,000
Other current assets	160,525,000	158,409,000
Noncurrent assets	1,636,150,000	1,508,384,000
LIABILITIES	1,829,340,000	1,687,613,000
Current liabilities	85,964,000	78,981,000
Financial liabilities	51,453,000	62,143,000
Other current liabilities	34,511,000	16,838,000
Noncurrent liabilities	817,159,000	777,279,000
Financial liabilities	522,289,000	545,200,000
Other noncurrent liabilities	294,870,000	232,079,000
Equity	926,217,000	831,353,000
Net operating income	285,483,000	478,147,000	198,573,000
Operating costs and expenses	(17,537,000)	(18,801,000)	(30,560,000)
Financial results	(62,138,000)	(48,184,000)	(54,154,000)
Equity in income of subsidiaries
Income tax and social contribution	(62,638,000)	(125,646,000)	(47,024,000)
Net income	143,170,000	285,516,000	66,835,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 143,170,000	R$ 285,516,000	66,835,000
Investment interest - %	24.50%	24.50%
Investment book value	R$ 226,923,000	R$ 203,681,000
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
ASSETS	3,203,892,000	2,712,737,000
Current assets	681,494,000	340,382,000
Cash and cash equivalents	387,027,000	61,171,000
Other current assets	294,467,000	279,211,000
Noncurrent assets	2,522,398,000	2,372,355,000
LIABILITIES	3,203,892,000	2,712,737,000
Current liabilities	123,884,000	158,350,000
Financial liabilities	45,898,000	104,308,000
Other current liabilities	77,986,000	54,042,000
Noncurrent liabilities	1,660,867,000	1,234,165,000
Financial liabilities	1,630,306,000	1,215,988,000
Other noncurrent liabilities	30,561,000	18,177,000
Equity	1,419,141,000	1,320,222,000
Net operating income	426,573,000	364,070,000	357,522,000
Operating costs and expenses	(72,970,000)	(125,569,000)	(384,228,000)
Financial results	(162,110,000)	(91,947,000)	(99,186,000)
Equity in income of subsidiaries
Income tax and social contribution	(65,399,000)	(49,560,000)	42,627,000
Net income	126,094,000	96,994,000	(83,265,000)
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 126,094,000	R$ 96,994,000	(83,265,000)
Investment interest - %	50.10%	5010.00%
Investment book value	R$ 710,989,000	R$ 661,430,000
Cantareira [Member]
IfrsStatementLineItems [Line Items]
ASSETS	1,715,776,000	1,567,577,000
Current assets	196,424,000	165,816,000
Cash and cash equivalents	52,354,000	34,435,000
Other current assets	144,070,000	131,381,000
Noncurrent assets	1,519,352,000	1,401,761,000
LIABILITIES	1,715,776,000	1,567,577,000
Current liabilities	78,982,000	63,206,000
Financial liabilities	52,397,000	41,314,000
Other current liabilities	26,585,000	21,892,000
Noncurrent liabilities	744,285,000	770,317,000
Financial liabilities	456,180,000	489,784,000
Other noncurrent liabilities	288,105,000	280,533,000
Equity	892,509,000	734,054,000
Net operating income	233,888,000	196,039,000	138,259,000
Operating costs and expenses	(24,727,000)	(23,533,000)	(5,360,000)
Financial results	(43,794,000)	(40,630,000)	(46,190,000)
Equity in income of subsidiaries
Income tax and social contribution	(56,201,000)	(44,805,000)	(29,498,000)
Net income	109,166,000	87,071,000	57,211,000
Other comprehensive income
TOTAL COMPREHENSIVE INCOME	R$ 109,166,000	R$ 87,071,000	R$ 57,211,000
Investment interest - %	49.00%	49.00%
Investment book value	R$ 437,330,000	R$ 359,686,000